Prepayments and other current assets - Schedule of Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current portion:
Advance to suppliers	$ 3,579	$ 3,021
Interest-free loans to employees	3,185	3,616
Rental and other deposits	1,990	2,604
Advance to employees for business purposes	211	180
Interest receivable	4
Prepaid management insurance	249	192
Receivable related to Linktoken disposal	3,536
Proceed receivable	1,105
Prepayment for taxation	936	69
Others	1,748	554
Total of prepayments and other current assets	16,543	10,236
Non-current portion:
Low-interest loans to employees, non-current portion	313	593
Total of long-term prepayments and other assets	$ 313	$ 593